Cover	May 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2023
Entity File Number	001-37776
Entity Registrant Name	SHINECO, INC.
Entity Central Index Key	0001300734
Entity Tax Identification Number	52-2175898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	RM 3D-1603 New World Center Apartment
Entity Address, Address Line Two	Chong Wen Men Wai Blvd
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100062
City Area Code	+86
Local Phone Number	10-67084339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SISI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false